Organization and Business (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Feb. 23, 2021	Sep. 20, 2020	Jul. 17, 2020	Jul. 05, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Feb. 01, 2021
Proceeds from issuance of private placement					$ 205,036		$ 351,091
Number of shares issued							35,109,231
Number of warrant issued							35,109,231
Common stock, par value					$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Private Placement [Member]
Proceeds from issuance of private placement	$ 205,036	$ 351,093					$ 556,127
Number of shares issued							55,612,900
Number of warrant issued							55,612,900
Warrant exercise price							$ 0.20
VitaNova Partners, LLC. [Member]
Number of shares issued			55,612,837				55,612,837
Proceeds from sale lease back				$ 6,000,000
Number of beneficial feature shares purchased				56,052,837
John McKowen [Member]
Number of shares issued			29,369,230
Number of shares issued to acquire				440,000
Number of shares subject to repurchase				58,738,460
Shares issued, per share				$ 0.0001
John McKowen [Member] | Forecast [Member]
Number of shares released from repurchase									29,369,230
John McKowen [Member] | Private Placement [Member]
Number of warrant issued				42,140,266
Number of shares issued to acquire				42,140,266
Number of shares released from repurchase				29,369,230
Common Stock [Member]
Number of shares issued					20,500,000		35,109,000
Common Stock [Member] | John McKowen [Member]
Proceeds from issuance of private placement					$ 556,129		$ 556,129
Number of shares issued					55,612,900		55,612,900
Warrant [Member]
Number of warrant issued					55,612,900		55,612,900
Warrant outstanding term					2 years		2 years
Warrant exercise price					$ 0.20		$ 0.20